Octagon XAI CLO Income Fund

Schedule of Investments
(Unaudited)

December 31, 2025

Octagon XAI CLO Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT - 93.08%(a)(b)
AGL CLO 21 Ltd.	3M SOFR + 5.65%	10/21/2037	$500,000	$465,373
Anchorage Capital CLO 6 Ltd.	3M SOFR + 6.15%	07/22/2038	880,000	874,591
Anchorage Capital CLO 16 Ltd.	3M SOFR + 5.70%	01/19/2038	500,000	495,064
Anchorage Capital CLO 21 Ltd.	3M SOFR + 6.25%	10/20/2034	500,000	484,838
Anchorage Capital CLO 31 Ltd.	3M SOFR + 5.70%	10/20/2038	1,000,000	1,006,384
Apidos CLO XL Ltd.	3M SOFR + 5.60%	07/15/2037	500,000	503,770
Apidos CLO XLI Ltd.	3M SOFR + 5.65%	10/20/2037	685,000	695,010
Apidos CLO XLVII Ltd.	3M SOFR + 6.20%	04/26/2037	500,000	504,185
Apidos CLO XLVIII Ltd.	3M SOFR + 5.75%	07/25/2037	500,000	504,286
Apidos CLO XXIII	3M SOFR + 5.20%	04/15/2033	1,000,000	1,001,150
Apidos CLO XXXIV	3M SOFR + 4.80%	01/20/2039	1,000,000	999,920
Apidos CLO XXXV	3M SOFR + 6.01%	04/20/2034	500,000	500,840
Ares Loan Funding III Ltd.	3M SOFR + 6.10%	07/25/2036	500,000	501,000
Ares XLIV CLO Ltd.	3M SOFR + 6.25%	04/15/2034	1,000,000	990,306
Bain Capital Credit CLO 2022-3 Ltd.	3M SOFR + 7.35%	07/17/2035	619,357	597,583
Barings CLO Ltd. 2021-II	3M SOFR + 6.30%	07/15/2034	500,000	496,375
Barings CLO Ltd. 2024-II	3M SOFR + 5.90%	07/15/2039	1,000,000	1,010,151
Benefit Street Partners CLO XVII Ltd.	3M SOFR + 6.15%	10/15/2037	750,000	754,241
Benefit Street Partners CLO XXIX Ltd.	3M SOFR + 4.60%	01/25/2038	1,150,000	1,145,016
Canyon CLO 2021-3 Ltd.	3M SOFR + 6.00%	07/15/2034	500,000	483,280
Carlyle US CLO 2017-2 Ltd.	3M SOFR + 7.56%	07/20/2037	1,000,000	1,009,452
Carlyle US CLO 2019-3 Ltd.	3M SOFR + 7.34%	04/20/2037	1,250,000	1,269,976
Carlyle US CLO 2021-10 Ltd.	3M SOFR + 6.75%	01/20/2038	700,000	703,586
Carlyle US CLO 2024-2 Ltd.	3M SOFR + 6.85%	04/25/2037	500,000	505,630
CBAM 2018-8 Ltd.	3M SOFR + 6.37%	07/15/2037	750,000	759,448
CIFC Funding 2019-I Ltd.	3M SOFR + 5.75%	10/20/2037	1,250,000	1,261,148
CIFC Funding 2019-III Ltd.	3M SOFR + 5.00%	01/16/2038	1,250,000	1,253,524
CIFC Funding 2021-II	3M SOFR + 5.00%	01/15/2039	500,000	499,996
CIFC Funding 2021-V Ltd.	3M SOFR + 5.10%	01/15/2038	450,000	450,875
Dryden 87 CLO Ltd.	3M SOFR + 6.35%	08/20/2038	1,000,000	996,443
Elmwood CLO 27 Ltd.	3M SOFR + 6.25%	04/18/2037	660,000	665,898
Elmwood CLO 35 Ltd.	3M SOFR + 5.25%	10/18/2037	1,500,000	1,510,081
Elmwood CLO 46 Ltd.	3M SOFR + 5.00%	01/17/2039	1,250,000	1,249,812
Garnet CLO 2 Ltd.	3M SOFR + 5.25%	10/20/2038	415,000	416,248
Generate CLO 6 Ltd.	3M SOFR + 7.25%	10/22/2037	1,000,000	979,491
Generate CLO 19 Ltd.	3M SOFR + 6.00%	04/22/2036	1,200,000	1,205,319
GoldenTree Loan Management US CLO 25 Ltd.	3M SOFR + 5.75%	04/20/2038	750,000	754,963
Lodi Park CLO Ltd.	3M SOFR + 5.65%	07/21/2037	1,000,000	1,004,698
Madison Park Funding XXVIII Ltd.	3M SOFR + 6.35%	01/15/2038	1,000,000	953,573
Meacham Park CLO Ltd.	3M SOFR + 5.35%	10/20/2037	750,000	750,909
Neuberger Berman Loan Advisers CLO 46 Ltd.	3M SOFR + 5.15%	01/20/2037	1,250,000	1,249,864
Oaktree CLO 2020-1 Ltd.	3M SOFR + 5.00%	01/15/2038	500,000	497,515
Oaktree CLO 2024-27 Ltd.	3M SOFR + 5.60%	10/22/2037	500,000	502,986
OCP CLO 2016-12 Ltd.	3M SOFR + 6.00%	10/18/2037	1,000,000	1,006,419
OCP CLO 2017-13 Ltd.	3M SOFR + 5.90%	11/26/2037	1,000,000	995,445
OCP CLO 2019-17 Ltd.	3M SOFR + 6.25%	07/20/2037	1,000,000	1,001,442
OCP CLO 2022-25 Ltd.	3M SOFR + 5.85%	07/20/2037	500,000	502,946
OHA Credit Funding 12-R Ltd.	3M SOFR + 4.85%	07/20/2037	750,000	749,617
OHA Credit Partners VII Ltd.	3M SOFR + 4.50%	02/20/2038	1,000,000	993,963
OHA Credit Partners XVII Ltd.	3M SOFR + 5.00%	01/18/2038	1,000,000	1,004,697
OHA Loan Funding 2015-1 Ltd.	3M SOFR + 4.80%	10/19/2038	750,000	750,184
Rad CLO 3 Ltd.	3M SOFR + 5.88%	07/15/2037	500,000	460,409
Rad CLO 10 Ltd.	3M SOFR + 6.11%	04/23/2034	457,240	448,119
Regatta XII Funding Ltd.	3M SOFR + 6.90%	10/15/2037	500,000	498,426
Regatta XXVIII Funding Ltd.	3M SOFR + 6.85%	04/25/2037	500,000	502,990
RR 27 Ltd.	3M SOFR + 4.85%	10/15/2040	575,000	577,882
Shackleton 2019-XIV CLO Ltd.	3M SOFR + 5.90%	07/20/2034	555,000	545,646
Sixth Street CLO 28 Ltd.	3M SOFR + 5.45%	04/21/2038	1,250,000	1,266,604
Sixth Street CLO XXII Ltd.	3M SOFR + 4.75%	04/21/2038	1,250,000	1,248,478
Sixth Street CLO XXIV Ltd.	3M SOFR + 6.65%	04/23/2037	800,000	805,257
Voya CLO 2024-2 Ltd.	3M SOFR + 6.05%	07/20/2037	375,000	379,937

Octagon XAI CLO Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT - 93.08%(a)(b)(Continued)
Voya CLO 2024-7 Ltd.	3M SOFR + 5.25%	01/20/2038	$750,000	$751,428
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT (Cost $49,243,327)				$48,954,687

	Estimated Yield	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY - 4.98%(a)(c)
Benefit Street Partners CLO XII Ltd.	15.49%	10/15/2030	500,000	358,355
CIFC Funding 2018-II Ltd.	13.12%	10/20/2037	1,250,000	445,750
Neuberger Berman CLO XXI Ltd.	13.63%	01/20/2039	1,400,000	812,000
OCP CLO 2024-36 Ltd.	8.98%	10/16/2037	1,000,000	655,830
Regatta XIX Funding Ltd.	12.89%	04/20/2035	605,000	348,050
TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY (Cost $3,250,768)				$2,619,985

	Shares	Value
MONEY MARKET FUNDS - 0.20%
Invesco Short Term Investments Trust Treasury Portfolio, Institutional Class, 3.64% (7-day yield)	104,120	104,120

TOTAL MONEY MARKET FUNDS (Cost $104,120)		$104,120

TOTAL INVESTMENTS - 98.26% (Cost $52,598,215)		$51,678,792

Other Assets in Excess of Liabilities - 1.74%		917,414
NET ASSETS - 100.00%		$52,596,206

(a)

All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of December 31, 2025, these securities had an aggregate value of $51,574,672 or 98.06% of net assets.

(b)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Leveraged loans and CLO debt securities typically have reference Rate Floors (“Rate Floors”) embedded in their loan agreements and organizational documents. Leveraged loans generally have Rate Floors of 0% or more, while CLO debt securities often set Rate Floors at 0%. Rate Floors serve to establish a minimum base rate to be paid by the borrower before the fixed spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

CLO subordinated notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once per quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields shown are as of December 31, 2025.

Investment Abbreviations:

Ltd. – Limited

SOFR – Secured Overnight Financing Rate

Reference Rates:

3M SOFR as of December 31, 2025 was 4.01%

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